Operating Leases	12 Months Ended
Mar. 31, 2019
Operating Leases
Operating Leases
22	OPERATING LEASES

The Group has leased various offices under non-cancellable operating lease agreements. The minimum lease rentals to be paid under non-cancellable operating leases are as follows:

	As At March 31
	2019	2018
	(in thousands)
Within one year	$401	$149
Within two to five years	865	267
	$1,266	$416